Condensed Shinhan Financial Group (Parent Company only) Statement of Cash Flows (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit before income taxes	₩ 5,583,664	₩ 4,753,871	₩ 4,911,508
Net interest paid	(4,114,027)	(5,267,781)	(5,793,865)
Dividend received from subsidiaries	100,936	80,728	35,716
Income tax paid	1,149,965	1,184,910	1,130,148
Net cash provided by operating activities	11,080,115	(4,409,317)	7,179,046
Cash flows from investing activities
Acquisition of subsidiary	0	(73,081)	(2,246,932)
Net cash used in investing activities	(12,030,510)	(3,025,926)	(22,687,867)
Cash flows from financing activities
Issuance of convertible preferred shares	0	0	747,791
Issuance of hybrid bonds	1,154,597	448,698	199,476
Net changes in borrowings	849,212	7,465,106	5,017,269
Issuance of debt securities issued	28,561,082	21,480,455	31,083,390
Repayments of debt securities issued	(24,143,252)	(21,508,827)	(19,881,717)
Dividends paid	(1,218,761)	(968,847)	(830,772)
Acquisition of treasury stock	(79)	(150,182)	(444,077)
Payment of stock issuance costs	105	0	0
Redemption of lease liabilities	(275,273)	(781,867)	(269,362)
Net cash provided by financing activities	4,961,745	7,880,569	15,878,811
Effect of exchange rate changes on cash and cash equivalents held	109,553	(61,518)	29,428
Increase (decrease) in cash and cash equivalents	4,120,903	383,808	399,418
Cash and cash equivalents at beginning of year	8,962,982	8,579,174	8,179,756
Cash and cash equivalents at end of year	13,083,885	8,962,982	8,579,174
Parent Company only
Cash flows from operating activities
Profit before income taxes	1,421,432	1,277,509	1,131,095
Non-cash items included in profit before tax	(1,456,374)	(1,313,967)	(1,164,022)
Changes in operating assets and liabilities	605,089	(1,272,738)	1,475,702
Net interest paid	(134,269)	(165,570)	(154,765)
Dividend received from subsidiaries	1,578,920	1,386,843	1,320,944
Income tax paid	(1,102)		(194)
Net cash provided by operating activities	2,013,696	(87,923)	2,608,760
Cash flows from investing activities
Net loan origination to non-banking subsidiaries	(649,384)	(1,073,657)	(575,936)
Acquisition of subsidiary	(379,857)	(73,335)	(2,977,196)
Other, net	(452,672)	(100,875)	(660)
Net cash used in investing activities	(1,481,913)	(1,247,867)	(3,553,792)
Cash flows from financing activities
Issuance of common stocks	0	1,154,347
Issuance of convertible preferred shares	0		747,791
Issuance of hybrid bonds	1,154,597	448,699	199,476
Net changes in borrowings	0		(125,000)
Issuance of debt securities issued	1,428,704	2,240,581	3,194,764
Repayments of debt securities issued	(1,890,000)	(1,384,000)	(1,844,000)
Dividends paid	(1,218,761)	(968,847)	(830,772)
Acquisition of treasury stock	(79)	(150,448)	(444,077)
Disposition of and incineration cost of treasury stock	0	(3,033)
Payment of stock issuance costs	(605)
Redemption of lease liabilities	(1,701)	(1,673)	(1,614)
Net cash provided by financing activities	(527,845)	1,335,626	896,568
Effect of exchange rate changes on cash and cash equivalents held	23
Increase (decrease) in cash and cash equivalents	3,961	(164)	(48,464)
Cash and cash equivalents at beginning of year	0	164	48,628
Cash and cash equivalents at end of year	₩ 3,961	₩ 0	₩ 164